Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Summary of earnings per share

	For the Year Ended	For the Year Ended
	December 31, 2015	December 31, 2014
Numerator:
Net loss for basic earnings per share	$(7,831,230)	$(6,706,972)
Less change in fair value of warrant liability	-	3,436,195
Net loss for diluted earnings per share	$(7,831,230)	$(10,143,167)
Denominator:
Weighted-average basic common shares outstanding	26,065,765	20,638,421
Assumed conversion of dilutive securities:
Common stock purchase warrants	-	2,946,523
Denominator for diluted earnings per share –
adjusted weighted-average shares	26,065,765	23,584,944
Basic net loss per share	($0.30)	($0.32)
Diluted net loss per share	($0.30)	($0.43)

Schedule of weighted average number of common shares
	For the Year Ended	For the Year Ended
	December 31, 2015	December 31, 2014
Common stock purchase warrants	4,926,119	2,546,143
Stock options	2,768,612	2,488,279
Total	7,694,731	5,034,422